THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 2001

Check here if Amendment [X]                  Amendment No.: 1

      This Amendment (Check only one):       [ ] is a restatement.
                                             [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    K Capital Partners, LLC
Address: 75 Park Plaza
         Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Needham
Title: Chief Administrative Officer
Phone: 617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham, Boston, Massachusetts, December 20, 2002
---------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $81,764 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 VALUE        SHRS OR   SH/    PUT/    INVESTMENT
NAME OF ISSUER                          TITLE OF CLASS          CUSIP            (X$1000)     PRN AMT   PRN    CALL    DISCRETION
----------------------------------------------------------------------------------------------------------------------------------
American Gen Corp                       Common Stock            026351106        38772        834700     SH            Sole
----------------------------------------------------------------------------------------------------------------------------------
American Skiing Co                      Common Stock            029654308          203        281700     SH            Sole
----------------------------------------------------------------------------------------------------------------------------------
Gyrodyne Co Amer Inc                    Common Stock            403820103         2121        142550     SH            Sole
----------------------------------------------------------------------------------------------------------------------------------
Meristar Hotels & Resorts               Common Stock            589988104          413        229500     SH            Sole
----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc             Common Stock            653520106        32222       1821500     SH            Sole
----------------------------------------------------------------------------------------------------------------------------------
Ultramar Diamond Shamrock               Common Stock            904000106         8033        170000     SH            Sole
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                        OTHER             VOTING AUTHORITY
NAME OF ISSUER                          MANAGERS       SOLE    SHARED   OTHER
------------------------------------------------------------------------------
American Gen Corp                                   834700
------------------------------------------------------------------------------
American Skiing Co                                  281700
------------------------------------------------------------------------------
Gyrodyne Co Amer Inc                                142550
------------------------------------------------------------------------------
Meristar Hotels & Resorts                           229500
------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc                         1821500
------------------------------------------------------------------------------
Ultramar Diamond Shamrock                           170000
------------------------------------------------------------------------------